UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-3255

                           OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  DECEMBER 31
                                                                -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Please refer to page 4 for the Fund's average annual total returns. Oppenheimer International Growth Fund/VA produced strong, competitive returns for the fiscal year ended December 31, 2003. The Fund considered the effect of worldwide growth themes and sought to identify well-managed, reasonably valued companies that may benefit from these investment themes.
   Adherence to the Fund's growth principles greatly benefited performance during the period. Entering our current fiscal year (which began in January of 2003), the Fund's long-term, growth oriented investment style was at odds with the highly risk averse, short-term style favored by many investors during that time. However, we did not abandon our style, but instead used the negative sentiment to re-acquire well-managed Internet, media and communications equipment stocks at very attractive prices. Those stocks, along with other growth stocks in the portfolio provided a strong catalyst once uncertainty over the war with Iraq dissipated. Indeed, we were able to fully capture the early gains in the market rally, rather than play catch-up after it was clear the market had already turned. Examples of this strategy included investments in Spanish cable company Sogecable SA and Swedish telecom equipment company Telefonaktiebolaget LM Ericsson AB.
   Positions in Japanese financial stocks, namely banking companies UFJ Holdings, Inc. and Mitsubishi Tokyo Financial Group, Inc., also worked to the Fund's advantage. Most Japanese financial shares reacted positively to news that the non-performing loan problem was abating. Non-performing loans have been a major problem for the Japanese financial system since the collapse of asset prices, particularly property, after the market peaked in 1989. Like their European counterparts, Japanese technology and media stocks also bolstered returns, as evidenced by strong gains from Yahoo Japan Corp., an Internet company and Canon, Inc., whose growth is being driven by digital cameras and copiers.
   Meanwhile, selective exposure to emerging market stocks, predominantly within the higher-quality markets of Brazil and India, added to the Fund's outperformance. Brazilian aircraft manufacturer Empresa Brasileira de Aeronautica SA (Embraer) is well positioned to profit from rising global demand for regional jets. At the same time, Indian IT leader Infosys Technologies Ltd. has assumed a leadership role in offshore technology outsourcing.
   Weakness at the sector level proved to be the principal detractor from performance, with the most notable laggards being healthcare and consumer staples. In light of their defensive nature, these groups did not fully participate in a rally driven primarily by economically sensitive sectors such as information technology and financials.
   Country, sector and market capitalization weightings were the result of individual stock selection and do not reflect predetermined target allocations. The Fund's holdings, allocations, management, and strategies are subject to change. Investing in foreign securities poses additional risks, such as currency fluctuations and higher expenses.
   COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2003. In the case of Non-Service shares, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on March 19, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, Far East), which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FUND PERFORMANCE DISCUSSION

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer International Growth Fund/VA (Non-Service)
     MSCI EAFE Index

                        Oppenheimer
                       International
                       Growth Fund/VA         MSCI
                       (Non-Service)       EAFE Index
12/31/1993               $10,000            $10,000
03/31/1994                10,000             10,356
06/30/1994                10,092             10,892
09/30/1994                10,281             10,910
12/31/1994                10,144             10,806
03/31/1995                10,051             11,016
06/30/1995                10,517             11,105
09/30/1995                10,979             11,576
12/31/1995                11,189             12,054
03/31/1996                11,773             12,412
06/30/1996                12,181             12,617
09/30/1996                12,181             12,611
12/31/1996                12,672             12,821
03/31/1997                12,491             12,629
06/30/1997                14,002             14,278
09/30/1997                14,304             14,187
12/31/1997                13,700             13,085
03/31/1998                15,941             15,020
06/30/1998                16,149             15,189
09/30/1998                14,065             13,040
12/31/1998                16,357             15,746
03/31/1999                16,148             15,976
06/30/1999                16,683             16,393
09/30/1999                17,966             17,124
12/31/1999                24,596             20,044
03/31/2000                28,679             20,034
06/30/2000                25,862             19,252
09/30/2000                24,710             17,710
12/31/2000                22,277             17,246
03/31/2001                19,541             14,891
06/30/2001                19,856             14,762
09/30/2001                14,498             12,703
12/31/2001                16,862             13,589
03/31/2002                17,290             13,729
06/30/2002                15,862             13,402
09/30/2002                11,262             10,764
12/31/2002                12,055             11,461
03/31/2003                10,342             10,530
06/30/2003                13,897             12,590
09/30/2003                15,189             13,620
12/31/2003                18,098             15,950

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/03
1-Year  50.13%   5-Year  2.04%   10-Year  6.11%   Inception Date  5/13/92


SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer International Growth Fund/VA (Service Shares)
     MSCI EAFE Index

                        Oppenheimer
                       International
                       Growth Fund/VA         MSCI
                        (Service)          EAFE Index
03/19/2001               $10,000            $10,000
03/31/2001                10,164             10,000
06/30/2001                10,328              9,913
09/30/2001                 7,623              8,530
12/31/2001                 8,852              9,126
03/31/2002                 8,910              9,220
06/30/2002                 8,662              9,000
09/30/2002                 6,270              7,228
12/31/2002                 6,682              7,697
03/31/2003                 5,785              7,071
06/30/2003                 7,545              8,455
09/30/2003                 8,216              9,147
12/31/2003                 9,725             10,711



AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/03
1-Year 45.53%   Since Inception -1.00%   Inception Date 3/19/01

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, CALL US AT 1.800 CALL OPP (255.5677). THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES.
TOTAL RETURNS INCLUDE CHANGES IN NET ASSET VALUE PER SHARE AND DOES NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNTS PRODUCTS WHICH OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT. TOTAL RETURNS AND THE ENDING ACCOUNT VALUE IN THE GRAPH SHOW CHANGE IN SHARE VALUE AND INCLUDE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE PERFORMANCE INFORMATION IN THE GRAPH FOR THE MSCI EAFE INDEX BEGINS ON 12/31/93. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.CALL OPP (1.800.225.5677). READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. GRAPHS ARE NOT DRAWN TO SAME SCALE. AN EXPLANATION OF THE CALCULATION IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2003

                                                                    MARKET VALUE
                                              SHARES                SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--92.7%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--16.2%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--1.4%
 Continental AG                               35,134                $ 1,337,466
--------------------------------------------------------------------------------
 AUTOMOBILES--0.6%
 Porsche AG, Preferred                           943                    557,854
--------------------------------------------------------------------------------
 DISTRIBUTORS--0.2%
 Medion AG                                     6,025                    236,729
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--0.5%
 Carnival Corp.                               11,800                    468,814
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--1.0%
 Groupe SEB SA                                 4,490                    560,683
--------------------------------------------------------------------------------
 Thomson SA                                   18,410                    391,746
                                                                    ------------
                                                                        952,429
--------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--1.2%
 LG Home Shopping, Inc.                       23,190                  1,171,664
--------------------------------------------------------------------------------
 MEDIA--7.8%
 British Sky Broadcasting Group plc 1         59,081                    743,520
--------------------------------------------------------------------------------
 Grupo Televisa SA, Sponsored GDR             14,600                    581,956
--------------------------------------------------------------------------------
 Mediaset SpA                                123,400                  1,466,229
--------------------------------------------------------------------------------
 News Corp. Ltd. (The)                        85,484                    772,251
--------------------------------------------------------------------------------
 Societe Television Francaise 1               37,830                  1,320,804
--------------------------------------------------------------------------------
 Sogecable SA 1                               14,900                    519,845
--------------------------------------------------------------------------------
 Vivendi Universal SA 1                       59,460                  1,445,248
--------------------------------------------------------------------------------
 Zee Telefilms Ltd.                          237,500                    781,082
                                                                    ------------
                                                                      7,630,935
--------------------------------------------------------------------------------
 SPECIALTY RETAIL--2.0%
 Hennes & Mauritz AB, B Shares                53,200                  1,264,325
--------------------------------------------------------------------------------
 New Dixons Group plc                        296,919                    738,827
                                                                    ------------
                                                                      2,003,152

--------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--1.5%
 Compagnie Financiere Richemont AG,
 A Units                                      18,677                    448,520
--------------------------------------------------------------------------------
 Luxottica Group SpA                          57,300                    990,173
                                                                    ------------
                                                                      1,438,693

--------------------------------------------------------------------------------
 CONSUMER STAPLES--4.2%
--------------------------------------------------------------------------------
 BEVERAGES--2.0%
 Foster's Group Ltd.                         165,538                    561,261
--------------------------------------------------------------------------------
 Pernod-Ricard SA                             12,890                  1,433,214
                                                                    ------------
                                                                      1,994,475

--------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.9%
 Carrefour SA                                 12,150                    666,962
--------------------------------------------------------------------------------
 Woolworths Ltd.                              28,400                    252,496
                                                                    ------------
                                                                        919,458

                                                                    MARKET VALUE
                                              SHARES                SEE NOTE 1
--------------------------------------------------------------------------------
 FOOD PRODUCTS--1.3%

 Cadbury Schweppes plc                        64,850                $   476,265
--------------------------------------------------------------------------------
 Unilever plc                                 79,200                    738,319
                                                                    ------------
                                                                      1,214,584

--------------------------------------------------------------------------------
 ENERGY--0.8%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.4%
 Technip-Coflexip SA                           4,080                    441,553
--------------------------------------------------------------------------------
 OIL & GAS--0.4%
 Tsakos Energy Navigation Ltd.                20,900                    385,605
--------------------------------------------------------------------------------
 FINANCIALS--16.3%
--------------------------------------------------------------------------------
 COMMERCIAL BANKS--9.7%
 ABN Amro Holding NV                          32,600                    762,777
--------------------------------------------------------------------------------
 Anglo Irish Bank Corp.                      209,012                  3,298,109
--------------------------------------------------------------------------------
 ICICI Bank Ltd., Sponsored ADR               74,325                  1,276,904
--------------------------------------------------------------------------------
 Mitsubishi Tokyo Financial Group, Inc.          199                  1,552,337
--------------------------------------------------------------------------------
 Royal Bank of Scotland Group plc (The)       27,900                    822,098
--------------------------------------------------------------------------------
 Societe Generale, Cl. A                      11,840                  1,045,407
--------------------------------------------------------------------------------
 UFJ Holdings, Inc. 1                            149                    716,012
                                                                    ------------
                                                                      9,473,644

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--5.1%
 3i Group plc                                142,570                  1,575,995
--------------------------------------------------------------------------------
 Ackermans & van Haaren NV                    12,000                    262,613
--------------------------------------------------------------------------------
 Collins Stewart Tullett plc                 213,125                  1,688,253
--------------------------------------------------------------------------------
 MLP AG 1                                     72,617                  1,428,890
                                                                    ------------
                                                                      4,955,751

--------------------------------------------------------------------------------
 REAL ESTATE--1.1%
 Solidere, GDR 2                             102,500                    512,500
--------------------------------------------------------------------------------
 Sumitomo Realty & Development Co. Ltd.       60,000                    528,506
                                                                    ------------
                                                                      1,041,006

--------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.4%
 Housing Development Finance Corp. Ltd.       30,000                    423,682
--------------------------------------------------------------------------------
 HEALTH CARE--14.6%
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
 Essilor International SA                      8,830                    456,647
--------------------------------------------------------------------------------
 Ortivus AB, B Shares 1                       67,700                    313,317
                                                                    ------------
                                                                        769,964

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.4%
 Nicox SA 1                                   89,150                    371,083
--------------------------------------------------------------------------------
 PHARMACEUTICALS--13.4%
 AstraZeneca plc                              19,930                    956,163
--------------------------------------------------------------------------------
 Aventis SA                                    9,650                    637,815
--------------------------------------------------------------------------------
 Biovail Corp. 1                               6,900                    148,281
--------------------------------------------------------------------------------
 Dr. Reddy's Laboratories Ltd.,
 Sponsored ADR                                23,100                    731,115
--------------------------------------------------------------------------------
 Fujisawa Pharmaceutical Co. Ltd.             17,000                    362,462


5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Continued
                                                                    MARKET VALUE
                                              SHARES                SEE NOTE 1
--------------------------------------------------------------------------------
 PHARMACEUTICALS Continued
 GlaxoSmithKline plc                          50,306                $ 1,152,709
--------------------------------------------------------------------------------
 H. Lundbeck AS                               43,400                    720,497
--------------------------------------------------------------------------------
 NeuroSearch AS 1                             27,700                    793,017
--------------------------------------------------------------------------------
 Novogen Ltd. 1                              681,900                  3,765,990
--------------------------------------------------------------------------------
 Pliva d.d., GDR 3                            11,800                    194,818
--------------------------------------------------------------------------------
 Sanofi-Synthelabo SA                         12,950                    975,169
--------------------------------------------------------------------------------
 Schering AG                                  12,842                    650,522
--------------------------------------------------------------------------------
 Shionogi & Co. Ltd.                          51,000                    949,855
--------------------------------------------------------------------------------
 SkyePharma plc 1                            681,890                    918,566
--------------------------------------------------------------------------------
 Takeda Chemical Industries Ltd.               5,000                    198,283
                                                                    ------------
                                                                      13,155,262

--------------------------------------------------------------------------------
 INDUSTRIALS--14.4%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.7%
 Empresa Brasileira de Aeronautica SA,
 Preference                                  401,126                  3,573,289
--------------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.2%
 Sinotrans Ltd.                              430,000                    193,853
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--3.1%
 BTG plc 1                                   282,110                    849,695
--------------------------------------------------------------------------------
 Buhrmann NV                                 111,225                    969,430
--------------------------------------------------------------------------------
 Prosegur Compania de Seguridad SA            22,000                    357,971
--------------------------------------------------------------------------------
 Randstad Holding NV                          34,700                    841,675
                                                                    ------------
                                                                      3,018,771

--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--1.4%
 Koninklijke Boskalis Westminster NV          37,100                    978,507
--------------------------------------------------------------------------------
 Leighton Holdings Ltd.                       41,590                    370,078
                                                                    ------------
                                                                      1,348,585

--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--1.2%
 Ushio, Inc.                                  74,000                  1,228,385
--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.9%
 Aalberts Industries NV                      110,449                  2,860,135
--------------------------------------------------------------------------------
 Siemens AG                                   11,759                    946,296
                                                                    ------------
                                                                      3,806,431

--------------------------------------------------------------------------------
 MACHINERY--0.9%
 Hyundai Heavy Industries Co. Ltd. 1          28,365                    892,730
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--19.5%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.2%
 Nokia Oyj                                    25,500                    440,974
--------------------------------------------------------------------------------
 Telefonaktiebolaget LM Ericsson AB,
 B Shares 1                                  953,400                  1,709,291
                                                                    ------------
                                                                      2,150,265

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.5%
 Logitech International SA 1                  10,733                    464,294

                                                                    MARKET VALUE
                                              SHARES                SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--5.9%
 Alps Electric Co. Ltd.                       25,000                $   365,774
--------------------------------------------------------------------------------
 Epcos AG 1                                   61,574                  1,397,219
--------------------------------------------------------------------------------
 Keyence Corp.                                 4,100                    864,225
--------------------------------------------------------------------------------
 Nippon Electric Glass Co. Ltd.               36,000                    700,383
--------------------------------------------------------------------------------
 Omron Corp.                                  58,686                  1,191,024
--------------------------------------------------------------------------------
 Tandberg ASA 1                              175,900                  1,295,560
                                                                    ------------
                                                                      5,814,185

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--1.1%
 T-Online International AG 1                  28,852                    373,023
--------------------------------------------------------------------------------
 Yahoo Japan Corp. 1                              53                    712,140
                                                                    ------------
                                                                      1,085,163

--------------------------------------------------------------------------------
 IT SERVICES--4.2%
 Amadeus Global Travel Distribution SA        87,800                    570,345
--------------------------------------------------------------------------------
 Getronics NV 1                              265,900                    556,753
--------------------------------------------------------------------------------
 Infosys Technologies Ltd.                    11,197                  1,365,408
--------------------------------------------------------------------------------
 NIIT Ltd.                                    94,200                    562,000
--------------------------------------------------------------------------------
 NTT Data Corp.                                  145                    547,961
--------------------------------------------------------------------------------
 United Internet AG                           18,930                    454,864
                                                                    ------------
                                                                      4,057,331

--------------------------------------------------------------------------------
 OFFICE ELECTRONICS--2.1%
 Canon, Inc.                                  24,000                  1,117,477
--------------------------------------------------------------------------------
 Konica Minolta Holdings, Inc.                72,000                    968,107
                                                                    ------------
                                                                      2,085,584

--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
 ASM International NV 1                       82,100                  1,661,704
--------------------------------------------------------------------------------
 Jenoptik AG                                  79,615                    898,781
                                                                    ------------
                                                                      2,560,485

--------------------------------------------------------------------------------
 SOFTWARE--0.9%
 UBI Soft Entertainment SA 1                  16,205                    457,043
--------------------------------------------------------------------------------
 Unit 4 Agresso NV 1                          35,200                    389,384
                                                                    ------------
                                                                        846,427

--------------------------------------------------------------------------------
 MATERIALS--1.6%
--------------------------------------------------------------------------------
 METALS & MINING--1.6%
 Companhia Vale do Rio Doce,
 Sponsored ADR                                29,500                  1,519,545
--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--5.1%
--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--5.1%
 KDDI Corp.                                      256                  1,466,679
--------------------------------------------------------------------------------
 SK Telecom Co. Ltd.                           2,770                    462,635
--------------------------------------------------------------------------------
 Telecom Italia Mobile SpA                    81,000                    440,350
--------------------------------------------------------------------------------
 Vodafone Group plc                        1,037,160                  2,571,493
                                                                    ------------
                                                                      4,941,157
                                                                    ------------
 Total Common Stocks (Cost $71,310,920)                              90,530,283


6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                                    MARKET VALUE
                                               UNITS                SEE NOTE 1
--------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
 UBI Soft Entertainment SA Wts.,
 Exp. 5/14/06 1 (Cost $0)                      6,285                $     3,250

                                           PRINCIPAL
                                              AMOUNT
--------------------------------------------------------------------------------
 SHORT-TERM NOTES--3.1%
 Federal Home Loan Bank,
 1%, 1/2/04 (Cost $2,999,950)             $3,000,000                  2,999,950

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--4.4%
 Undivided interest of 3.90% in joint repurchase
 agreement (Principal Amount/Market Value
 $109,556,000, with a maturity value of $109,560,869)
 with Banc One Capital Markets, Inc., 0.80%, dated
 12/31/03, to be repurchased at $4,277,190 on
 1/2/04, collateralized by U.S. Treasury Bonds,
 4.25%, 11/30/13, with a value of $111,861,618
 (Cost $4,277,000)                         4,277,000                  4,277,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $78,587,870)                            100.2%                97,810,483
--------------------------------------------------------------------------------
 LIABILITIES IN EXCESS
 OF OTHER ASSETS                                (0.2)                  (200,671)
                                             -----------------------------------
 NET ASSETS                                    100.0%               $97,609,812
                                             ===================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $194,818 or 0.20% of the Fund's net assets as of December 31, 2003.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHIC HOLDINGS              MARKET VALUE           PERCENT
----------------------------------------------------------------
 Japan                             $13,469,610             13.8%
 Great Britain                      13,231,903             13.5
 France                             10,206,624             10.4
 The Netherlands                     9,020,365              9.2
 Germany                             8,281,644              8.5
 United States                       7,894,045              8.1
 Australia                           5,722,076              5.9
 India                               5,140,191              5.3
 Brazil                              5,092,834              5.2
 Ireland                             3,298,109              3.4
 Sweden                              3,286,933              3.4
 Italy                               2,896,752              3.0
 Korea, Republic of South            2,527,029              2.6
 Norway                              1,681,165              1.7
 Denmark                             1,513,514              1.3
 Spain                               1,448,161              1.5
 Switzerland                           912,814              0.9
 Mexico                                581,956              0.6
 Lebanon                               512,500              0.5
 Finland                               440,974              0.5
 Belgium                               262,613              0.3
 Croatia                               194,818              0.2
 China                                 193,853              0.2
                                   -----------------------------
 Total                             $97,810,483            100.0%
                                   =============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2003

--------------------------------------------------------------------------------
 ASSETS
 Investments, at value (cost $78,587,870)--
  see accompanying statement                                       $ 97,810,483
--------------------------------------------------------------------------------
 Cash                                                                    98,388
--------------------------------------------------------------------------------
 Cash--foreign currencies (cost $2,686)                                   2,712
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                    5,860
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of capital stock sold                                           375,599
 Investments sold                                                       530,682
 Interest and dividends                                                 121,946
 Other                                                                    2,415
                                                                   -------------
 Total assets                                                        98,948,085

--------------------------------------------------------------------------------
 LIABILITIES

 Unrealized depreciation on foreign currency contracts                      702
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                1,112,691
 Shares of capital stock redeemed                                       101,365
 Foreign capital gains taxes                                             87,037
 Shareholder reports                                                     10,663
 Distribution and service plan fees                                       2,503
 Directors' compensation                                                  1,482
 Transfer and shareholder servicing agent fees                              841
 Other                                                                   20,989
                                                                   -------------
 Total liabilities                                                    1,338,273

--------------------------------------------------------------------------------
 NET ASSETS                                                        $ 97,609,812
                                                                   =============

--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of capital stock                              $     87,084
-------------------------------------------------------------------------------
 Additional paid-in capital                                         128,241,207
-------------------------------------------------------------------------------
 Accumulated net investment loss                                        (16,939)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                      (49,845,214)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies            19,143,674
                                                                   -------------
 NET ASSETS                                                        $ 97,609,812
                                                                   =============

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Non-Service Shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $92,026,966 and 82,276,659 shares of capital
 stock outstanding)                                                       $1.12
--------------------------------------------------------------------------------
 Service Shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of $5,582,846 and 4,807,405 shares
 of capital stock outstanding)                                            $1.16


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2003


--------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $121,504)          $  1,060,510
--------------------------------------------------------------------------------
 Interest                                                                20,430
                                                                   -------------
 Total investment income                                              1,080,940

--------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                        721,550
--------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                       5,466
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                      10,397
 Service shares                                                              99
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             28,193
--------------------------------------------------------------------------------
 Shareholder reports                                                     12,353
--------------------------------------------------------------------------------
 Directors' compensation                                                  6,980
--------------------------------------------------------------------------------
 Other                                                                   35,825
                                                                   -------------
 Total expenses                                                         820,863
 Less reduction to custodian expenses                                      (291)
                                                                   -------------
 Net expenses                                                           820,572

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  260,368

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments                                                        (21,493,063)
 Foreign currency transactions                                        6,796,965
                                                                   -------------
 Net realized loss                                                  (14,696,098)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments (net of foreign capital gains tax of $87,037)           42,729,182
 Translation of assets and liabilities denominated in
 foreign currencies                                                   3,905,079
                                                                   -------------
 Net change in unrealized appreciation (depreciation)                46,634,261

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 32,198,531
                                                                   =============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED DECEMBER 31,                                                    2003                  2002
-------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                              $    260,368          $    976,167
-------------------------------------------------------------------------------------------------------
 Net realized loss                                                   (14,696,098)          (16,724,753)
-------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                 46,634,261            (9,257,317)
                                                                    -----------------------------------
 Net increase (decrease) in net assets resulting
 from operations                                                      32,198,531           (25,005,903)

-------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Non-Service shares                                                     (996,174)             (649,038)
 Service shares                                                          (14,103)               (1,328)

-------------------------------------------------------------------------------------------------------
 CAPITAL STOCK TRANSACTIONS

 Net increase (decrease) in net assets resulting from capital stock transactions:
 Non-Service shares                                                     (148,956)          (12,200,129)
 Service shares                                                        3,569,304               923,076

-------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                            34,608,602           (36,933,322)
-------------------------------------------------------------------------------------------------------
 Beginning of period                                                  63,001,210            99,934,532
                                                                    -----------------------------------
 End of period [including accumulated net investment
 income (loss) of $(16,939) and $964,065, respectively]             $ 97,609,812          $ 63,001,210
                                                                    ===================================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS

 NON-SERVICE SHARES YEAR ENDED DECEMBER 31,                     2003        2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                        $  0.76     $  1.07      $   1.74      $   2.30      $   1.57
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                            -- 1       .01           .01            -- 1          -- 1
 Net realized and unrealized gain (loss)                         .37        (.31)         (.39)         (.11)          .77
                                                             ----------------------------------------------------------------
 Total from investment operations                                .37        (.30)         (.38)         (.11)          .77
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.01)       (.01)           -- 1        (.03)         (.01)
 Distributions from net realized gain                             --          --          (.29)         (.42)         (.03)
                                                             ----------------------------------------------------------------
 Total dividends and/or distributions to shareholders           (.01)       (.01)         (.29)         (.45)         (.04)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $1.12       $0.76         $1.07         $1.74         $2.30
                                                             ================================================================

-----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                            50.13%     (28.51)%      (24.31)%       (9.43)%       50.37%

-----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                    $92,027     $62,091      $ 99,831      $144,901      $147,345
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $70,042     $83,511      $117,814      $162,028      $107,403
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                          0.37%       1.17%         0.69%         0.24%         0.17%
 Total expenses                                                 1.12% 4     1.12% 4       1.05% 4       1.17% 4       1.08% 4
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          71%         40%           44%           72%          127%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS  Continued

 SERVICE SHARES YEAR ENDED DECEMBER 31,                         2003        2002          2001 1
-------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                         $ 0.81      $ 1.08        $ 1.22
-------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .01         .01            -- 2
 Net realized and unrealized gain (loss)                         .35        (.27)         (.14)
                                                              -----------------------------------
 Total from investment operations                                .36        (.26)         (.14)
-------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           (.01)       (.01)           --
 Distributions from net realized gain                             --          --            --
                                                              -----------------------------------
 Total dividends and/or distributions to shareholders           (.01)       (.01)           --
-------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $1.16      $ 0.81        $ 1.08
                                                              ===================================

-------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                            45.53%     (24.51)%      (11.48)%

-------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                     $5,583        $910          $103
-------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $2,205        $603          $ 36
-------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                   0.03%      (0.03)%        0.28%
 Total expenses                                                 1.36%       1.41%         1.20%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                             N/A 5      1.34%          N/A 5
-------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          71%         40%           44%



1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama Series Fund, Inc. (the Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net



13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED          ACCUMULATED        OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM                 LOSS       FOR FEDERAL INCOME
   INCOME                     GAIN   CARRYFORWARD 1,2,3             TAX PURPOSES
--------------------------------------------------------------------------------
   $1,512,423                  $--          $49,675,375              $17,444,474


 1. As of December 31, 2003, the Fund had $48,844,671 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              -------------------------
                              2009          $16,530,049
                              2010           12,564,594
                              2011           19,750,028
                                            -----------
                              Total         $48,844,671
                                            ===========

 2. During the fiscal years ended December 31, 2003 and December 31, 2002, the Fund did not utilize any capital loss carryforwards.

 3. As of December 31, 2003, the Fund had $830,704 of post-October losses available to offset future ealized capital gains, if any. Such losses, if unutilized, will expire in 2012.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

          REDUCTION TO                       REDUCTION TO
          ACCUMULATED                     ACCUMULATED NET
          NET INVESTMENT                 REALIZED LOSS ON
          INCOME                              INVESTMENTS
          -----------------------------------------------
          $231,095                               $231,095

 The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:
                                            YEAR ENDED               YEAR ENDED
                                     DECEMBER 31, 2003        DECEMBER 31, 2002
          ----------------------------------------------------------------------
          Distributions paid from:
          Ordinary income                   $1,010,277                 $650,366


14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

  The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
                 Federal tax cost of securities            $  80,368,949
                 Federal tax cost of other investments         1,119,391
                                                           --------------
                 Total federal tax cost                    $  81,488,340
                                                           ==============

                 Gross unrealized appreciation             $  21,224,726
                 Gross unrealized depreciation                (3,780,252)
                                                           --------------
                 Net unrealized appreciation               $  17,444,474
                                                           ==============

 Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS Continued

--------------------------------------------------------------------------------
 2. SHARES OF CAPITAL STOCK
 The Fund has authorized 160 million shares of $0.001 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                                        YEAR ENDED DECEMBER 31, 2003          YEAR ENDED DECEMBER 31, 2002
                                                            SHARES            AMOUNT              SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
 NON-SERVICE SHARES
 Sold                                                  186,946,297     $ 155,106,738         341,815,040     $ 332,416,733
 Dividends and/or distributions reinvested               1,556,521           996,174             590,034           649,038
 Redeemed                                             (188,023,694)     (156,251,868)       (353,484,720)     (345,265,900)
                                                      ---------------------------------------------------------------------
 Net increase (decrease)                                   479,124     $    (148,956)        (11,079,646)    $ (12,200,129)
                                                      ======================================================================

---------------------------------------------------------------------------------------------------------------------------
 SERVICE SHARES
 Sold                                                    8,997,299     $   8,513,130          10,721,265     $  11,609,780
 Dividends and/or distributions reinvested                  20,739            14,103               1,218             1,328
 Redeemed                                               (5,340,145)       (4,957,929)         (9,688,789)      (10,688,032)
                                                      ---------------------------------------------------------------------
 Net increase                                            3,677,893     $   3,569,304           1,033,694     $     923,076
                                                     ======================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $49,259,265 and $52,162,340, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $10,109 to OFS for services to the Fund.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

 The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of December 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                          EXPIRATION          CONTRACT          VALUATION AS OF       UNREALIZED       UNREALIZED
 CONTRACT DESCRIPTION                          DATES     AMOUNT (000S)        DECEMBER 31, 2003     APPRECIATION     DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Australian Dollar [AUD]                      1/5/04               354AUD              $266,682          $ 1,413             $ --
 Euro [EUR]                            1/2/04-1/6/04               272EUR               342,728            1,950                7
 British Pound Sterling [GBP]                 1/2/04               101GBP               180,331            1,687               --
 Swedish Krone [SEK]                          1/5/04               800SEK               111,126              810               --
                                                                                                        -------------------------
                                                                                                           5,860                7
                                                                                                        -------------------------
 CONTRACTS TO SELL
 Euro [EUR]                            1/2/04-1/5/04               132EUR               166,470               --              695
                                                                                                         ------------------------
 Total Unrealized Appreciation and Depreciation                                                          $ 5,860             $702
                                                                                                         ========================

--------------------------------------------------------------------------------
 6. ILLIQUID SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2003 was $512,500, which represents 0.53% of the Fund's net assets.
--------------------------------------------------------------------------------
 7. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Directors to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.


17 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL GROWTH FUND/VA:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer International Growth Fund/VA, a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Growth Fund/VA as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


 DELOITTE & TOUCHE LLP

 Denver, Colorado
 February 12, 2004


18 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends of $0.0120 and $0.0110 per share were paid to Non-Service and Service shareholders, respectively, on March 14, 2003, all of which was designated as ordinary income for federal income tax purposes.
    Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2003 which are not designated as capital gain distributions should be multiplied by 0.05% to arrive at the amount eligible for the corporate dividend-received deduction.
    The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $114,249 of foreign income taxes paid by the Fund during the fiscal year ended December 31, 2003. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------


19 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

DIRECTORS AND OFFICERS  Unaudited

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE  TRUSTEESHIPS/DIRECTORSHIPS HELD BY DIRECTOR;
                              NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY
                              OVERSEEN BY DIRECTOR

INDEPENDENT DIRECTORS         THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS
                              6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                              EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, UNTIL
                              HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                              REMOVAL.

WILLIAM L. ARMSTRONG,         Chairman of the following private mortgage banking
Chairman of the Board         companies: Cherry Creek Mortgage Company (since
(since 2003) and              1991), Centennial State Mortgage Company (since
Director (since 1999)         1994), The El Paso Mortgage Company (since 1993),
Age: 66                       Transland Financial Services, Inc. (since 1997);
                              Chairman of the following private companies: Great
                              Frontier Insurance (insurance agency) (since
                              1995), Ambassador Media Corporation and Broadway
                              Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since 1991).
                              Mr. Armstrong is also a Director/ Trustee of Campus Crusade for Christ and the Bradley
                              Foundation. Formerly a director of the following:
                              Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                              (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency)
                              (1995-June 1999); a U.S. Senator (January
                              1979-January 1991). Oversees 38 portfolios in the
                              OppenheimerFunds complex.

ROBERT G. AVIS,               Formerly, Director and President of A.G. Edwards
Director (since 1993)         Capital, Inc. (General Partner of private equity
Age: 72                       funds) (until February 2001); Chairman, President
                              and Chief Executive Officer of A.G. Edwards
                              Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                              Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                              Chairman of A.G. Edwards Trust Company and A.G.E.
                              Asset Management (investment advisor) (until March
                              1999); and a Director (until March 2000) of A.G.
                              Edwards & Sons and A.G. Edwards Trust Company.
                              Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,              Formerly (until April 1999): Senior Vice President
Director (since 1997)         (from September 1987) and Treasurer (from March
Age: 67                       1985) of OppenheimerFunds, Inc. (the Manager);
                              Vice President (from June 1983) and Treasurer
                              (since March 1985) of OppenheimerFunds
                              Distributor, Inc. (a subsidiary of the Manager);
                              Senior Vice President (since February 1992),
                              Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of the Centennial Asset Management Corporation; Vice
                              President (since October 1989) and Treasurer
                              (since April 1986) of HarbourView Asset Management
                              Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director
                              (June 1989-January 1990) of Centennial Capital
                              Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since
                              August 1978) and Secretary (since April 1981) of
                              Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                              Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant
                              Treasurer (since March 1998) of Oppenheimer
                              Acquisition Corp. (the Manager's parent
                              corporation); Treasurer (since November 1989) of
                              Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer
                              Real Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief
                              Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since
                              October 1997) of OppenheimerFunds International
                              Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the Manager). Oversees
                              38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,            A member of The Life Guard of Mount Vernon, George
Director (since 1999)         Washington's home (since June 2000). Formerly
Age: 65                       (March 2001 - May 2002) Director of Genetic ID,
                              Inc. and its subsidiaries (a privately held biotech company); a partner with
                              PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management
                              Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                Chairman and Director (since 1998) of Rocky
Director (since 1990)         Mountain Elk Foundation (a not-for-profit
Age: 61                       foundation); and a director (since October 1999)
                              of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since
                              June 1, 2002). Formerly Chairman and a director
                              (until October 1996) and President and Chief
                              Executive Officer (until October 1995) of the
                              Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp.,
                              Shareholders Services Inc. and Shareholder
                              Financial Services, Inc. (until October 1995).
                              Oversees 38 portfolios in the OppenheimerFunds complex.



20 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

SAM FREEDMAN,                 Director of Colorado Uplift (a non-profit charity
Director (since 1996)         (since September 1984). Formerly (until October
Age: 63                       1994) Mr. Freedman held several positions in
                              subsidiary or affiliated companies of the Manager.
                              Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,          Trustee (since 1996) of MassMutual Institutional
Director (since 2002)         Funds and of MML Series Investment Fund (open-end
Age: 57                       investment companies); Director of MML Services
                              (since April 1987) and America Funds Emerging
                              Markets Growth Fund (since October 1991) (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since
                              February 2002); a trustee (since February 2000) of
                              Monterey International Studies (an educational organization), and an advisor to Unilever
                              (Holland)'s pension fund and to Credit Suisse
                              First Boston's Sprout venture capital unit. Mrs.
                              Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                              Formerly, President (February 1991-April 2000)
                              ARCO Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,             Chairman and CEO (since 2003) of Steele Street
Director (since 2002)         State Bank (a commercial banking entity); Director
Age: 59                       (since 2001) of Jones Knowledge, Inc. (a privately
                              held company), U.S. Exploration, Inc., (since
                              1997), Colorado UpLIFT (a non-profit organization)
                              (since 1986) and a trustee of the Gallagher Family
                              Foundation (non-profit organization) (since 2000).
                              Formerly, Chairman of U.S. Bank (a subsidiary of
                              U.S. Bancorp and formerly Colorado National Bank,)
                              (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                              Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,     Trustee (since 1996) of MassMutual Institutional
Director (since 2000)         Funds and of MML Series Investment Fund (open-end
Age: 61                       investment companies); Trustee (since 1987),
                              Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute; President and
                              Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee
                              (since 1995) of the Springfield Library and Museum
                              Association; Trustee (since 1996) of the Community
                              Music School of Springfield. Formerly, member of the investment committee of the Community
                              Foundation of Western Massachusetts (1998 - 2003);
                              Chairman (January 1999-July 1999) of SIS & Family
                              Bank, F.S.B. (formerly SIS Bank); President, Chief
                              Executive Officer and Director (May 1993-December
                              1998) of SIS Bankcorp, Inc. and SIS Bank (formerly
                              Springfield Institution for Savings) and Executive
                              Vice President (January 1999-July 1999) of Peoples
                              Heritage Financial Group, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED DIRECTOR           THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS
AND OFFICER                   TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                              NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                              INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR
                              REMOVAL.

JOHN V. MURPHY,               Chairman, Chief Executive Officer and director
President and Director        (since June 2001) and President (since September
(since 2001)                  2000) of the Manager; President and a director or
Age: 54                       trustee of other Oppenheimer funds; President and
                              a director (since July 2001) of Oppenheimer
                              Acquisition Corp. and of Oppenheimer Partnership
                              Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder
                              Services, Inc. and of Shareholder Financial
                              Services, Inc.; President and a director (since
                              July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.:
                              OFI Institutional Asset Management, Inc. and
                              Centennial Asset Management Corporation (since
                              November 2001), HarbourView Asset Management
                              Corporation and OFI Private Investments, Inc.
                              (since July 2001); President (since November 1,
                              2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                              Investment Management Corp. and Tremont Advisers,
                              Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February
                              1997) of Massachusetts Mutual Life Insurance
                              Company (the Manager's parent company); a director
                              (since June 1995) of DLB Acquisition Corporation
                              (a holding company that owns shares of David L.
                              Babson & Company, Inc.); formerly, Chief Operating
                              Officer (September 2000-June 2001) of the Manager;
                              President and trustee (November 1999-November
                              2001) of MML Series Investment Fund and MassMutual
                              Institutional Funds (open-end investment companies); a director (September 1999-August
                              2000) of C.M. Life Insurance Company; President,
                              Chief Executive Officer and director (September
                              1999-August 2000) of MML Bay State Life Insurance
                              Company; a director (June 1989-June 1998) of
                              Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                              Oversees 72 portfolios as a Director/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.


21 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

DIRECTORS AND OFFICERS Unaudited / Continued

--------------------------------------------------------------------------------
OFFICERS THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. EVANS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR. WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

GEORGE EVANS,                 Vice President of the Manager (since October 1993)
Vice President and            and of HarbourView Asset Management Corporation
Portfolio Manager             (since July 1994); an officer of 2 portfolios in
(since 1999)                  the OppenheimerFunds complex.
Age: 44

BRIAN W. WIXTED,              Senior Vice President and Treasurer (since March
Treasurer (since 1999)        1999) of the Manager; Treasurer (since March 1999)
Age: 44                       of HarbourView Asset Management Corporation,
                              Shareholder Services, Inc., Oppenheimer Real Asset
                              Management Corporation, Shareholder Financial
                              Services, Inc., Oppenheimer Partnership Holdings,
                              Inc., OFI Private Investments, Inc. (since March
                              2000), OppenheimerFunds International Ltd. and
                              OppenheimerFunds plc (offshore fund management subsidiaries of the Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since
                              November 2000); Treasurer and Chief Financial
                              Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                              Assistant Treasurer (since March 1999) of
                              Oppenheimer Acquisition Corp. and OppenheimerFunds
                              Legacy Program (since April 2000); formerly
                              Principal and Chief Operating Officer (March
                              1995-March 1999), Bankers Trust Company-Mutual
                              Fund Services Division. An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,               General Counsel (since November 2001) of the
Vice President and Secretary  Manager; Executive Vice President (since January
(since 2001)                  2004) and General Counsel (since February 2002) of
Age: 55                       OppenheimerFunds, Inc.; General Counsel and a
                              director (since November 2001) of OppenheimerFunds
                              Distributor, Inc.; Senior Vice President and
                              General Counsel (since November 2001) of
                              HarbourView Asset Management Corporation; Vice
                              President and a director (since November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior
                              Vice President, General Counsel and a director
                              (since November 2001) of Shareholder Services,
                              Inc., Shareholder Financial Services, Inc., OFI
                              Private Investments, Inc., OFI Trust Company and
                              OFI Institutional Asset Management, Inc.; a director (since November 2001) of Oppenheimer Real
                              Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds
                              International Ltd.; Vice President (since November
                              2001) of OppenheimerFunds Legacy Program;
                              Secretary (since November 2001) of Oppenheimer
                              Acquisition Corp.; formerly Senior Vice President
                              (May 1985-January 2004), Acting General Counsel
                              (November 2001-February 2002) and Associate
                              General Counsel (May 1981-October 2001) of the
                              Manager; Assistant Secretary of Shareholder
                              Services, Inc. (May 1985-November 2001),
                              Shareholder Financial Services, Inc. (November
                              1989-November 2001); OppenheimerFunds
                              International Ltd. and OppenheimerFunds plc
                              (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.


THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


22 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Directors of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $10,000 in fiscal 2003 and $9,500 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $3,500 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $90,100 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)